Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Regarding Options and Similar Equity Awards

The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, the Company does not have a specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event the Company determines to grant awards of stock options or similar equity awards in the future, the compensation committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like equity awards
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event the Company determines to grant awards of stock options or similar equity awards in the future, the compensation committee will evaluate the appropriate steps to take in relation to the foregoing.